Reporting on Financial Instruments	6 Months Ended
Jun. 30, 2019
Reporting On Financial Instruments
Reporting on Financial Instruments

Reporting on financial instruments

The financial instruments held by the Biofrontera Group on the balance sheet date primarily consist of cash and cash equivalents, trade payables and receivables, other non-current financial liabilities as well as financial debt. Biofrontera does not deploy any financial derivatives, apart from the derivative embedded within the EIB loan (so-called performance component).

Financial assets (in EUR thousands)	Fair value as of June 30, 2019	Carrying amount as of June 30,2019	Fair value as of Dec 31, 2018	Carrying amount as of Dec 31, 2019
Financial assets at amortized cost
Cash and cash equivalents	21,579	21,579	19,451	19,451
Trade receivables	3,422	3,422	3,397	3,397
Other financial assets	13,450	13,450	794	794
Total	38,451	38,451	23,642	23,642

Financial liabilities (in EUR thousands)	Fair value as of June 30, 2019	Carrying amount as of June 30,2019	Fair value as of Dec 31, 2018	Carrying amount as of Dec 31, 2019
Financial liabilities at amortized cost
Financial liabilities, current	188	188	165	165
Trade payables	3,795	3,795	1,805	1,805
Other current financial liabilities	812	812	29	29
Other non-current financial liabilities	17,485	17,485	0	0
Financial liabilities, non-current	20,865	20,865	12,382	12,382
Total	43,145	43,145	14,382	14,382
Financial liabilities, non-current	1,633	1,633	1,080	1,080
Total	44,808	44,808	15,462	15,462

The financial assets are still allocated to “financial assets at amortized cost”. The carrying amounts correspond to the fair values.

The performance component (financial instrument at level 3 of the fair value hierarchy) as a further variable interest component and embedded derivative requiring separation is subsequently measured at fair value on each balance sheet date and is allocated to the category “financial liabilities at fair value through profit or loss”. The market capitalization at maturity is the same as that of the measurement cut-off date, which is based on the 90 trade days preceding the measurement cut-off date. The performance-based interest payment for the first tranche is calculated based on a notional 0.64% participation rate in the market capitalization. This is discounted to the measurement cut-off date applying a market interest rate.

As of June 30, 2019, the discounted interest payment (carrying amount) or fair value of the performance component of the 2017 EIB loan was EUR 1,279 thousand (previous year: EUR 1,080 thousand) and of the 2019 EIB loan EUR 353 thousand. The net losses on the performance component amounted to EUR 252 thousand (previous year period: EUR 508 thousand).

Other financial liabilities continue to be allocated to the category “financial liabilities measured at amortized cost”. The carrying amounts correspond to the fair values.